Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Impairment losses
Goodwill	$ 30,618	$ 194,612
Impairment of intangible assets	443	230		$ 6,442
Impairment of property, plant and equipment	(104)	67,624		45,600
Impairment of non-current financial assets		5,623
Impairment losses	30,957	268,089	[1]	52,042	[1]
Net (loss) gain due to changes in the value of assets
Profit for the year (revaluation)	(7,504)	(1,891)		(1,336)
Financial investment gains /losses				2,248
Net gains/losses due to changes in the value of assets	(7,504)	(1,891)	[1]	912	[1]
(Loss) gain on disposal of non-current assets
Loss on disposal of Intangible assets	503			3,350
Gain on disposal of Property, plant and equipment	(1,779)	(468)		(1,767)
Loss on disposal of Property, plant and equipment	3,733			631
Gains on disposal of other non-current assets	1,859	128
Loss (gain) on disposal of non-current assets	$ 4,316	$ (340)	[1]	$ 2,214	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.